EARNINGS PER SHARE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of Earnings Per Share

	For the Three Months Ended March 31,
	2022	2021
Basic Earnings Per Share:
Net Income	$4,557	$5,681
Weighted average common shares outstanding	8,935,384	7,681,578
Basic earnings per share	$0.51	$0.74
Diluted Earnings Per Share:
Net income allocated to common shareholders	$4,549	$5,674
Weighted average common shares outstanding	8,935,384	7,681,578
Net dilutive effect of:
Assumed exercises of stock options	129,980	113,281
Average shares and dilutive potential common shares	9,065,364	7,794,859
Dilutive earnings per share	$0.50	$0.73

	For the Years Ended
	2021	2020
Basic Earnings Per Share:
Net Income	$18,567	$12,107
Weighted average common shares outstanding	8,198,188	7,673,085
Basic earnings per share	$2.26	$1.58
Diluted Earnings Per Share:
Net income allocated to common shareholders	$18,538	$12,095
Weighted average common shares outstanding	8,198,188	7,673,085
Net dilutive effect of:
Assumed exercises of stock options	118,348	92,778
Average shares and dilutive potential common shares	8,316,536	7,765,863
Dilutive earnings per share	$2.23	$1.56